UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21630

NT Alpha Strategies Fund

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Margret Duvall, President and Principal Executive Officer

NT Alpha Strategies Fund

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 630-6000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2010

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

NT ALPHA STRATEGIES FUND	DECEMBER 31, 2010 (UNAUDITED)

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 87.3%
Asia Long/Short Equity – 3.1%
(Cost $14,000,000)
Asian Century Quest Fund	$13,856,000
Commodity Trading Advisor – 8.4%
(Cost $33,398,000)
BlueTrend Fund, L.P.	13,014,000
Crabel Fund, L.P., Class A	11,327,000
Tiverton Investments, LLC	13,487,000
37,828,000
Convertible Bond Arbitrage – 3.3%
(Cost $12,253,000)
Investcorp Interlachen Multi-Strategy Fund, LLC	15,137,000
Distressed – 5.1%
(Cost $22,000,000)
Knighthead Domestic Fund	11,276,000
Strategic Value, L.P.	11,939,000
23,215,000
Emerging Markets – 2.9%
(Cost $11,560,000)
Artha Emerging Markets	12,832,000
Hermitage Global Partners, L.P.*	45,000
12,877,000
Equity Market Neutral – 4.7%
(Cost $20,078,000)
Laurion Capital L.P.	12,833,000
O’Connor Global Fundamental Long/Short, LLC	8,545,000
21,378,000
Event Driven – 0.1%
(Cost $530,000)
Tennenbaum Multi-Strategy Fund I, LLC*	544,000
Fixed Income Arbitrage – 2.9%
(Cost $10,778,000)
Nephila Catastrophe Fund, L.P.	7,935,000
Triton Concisus Recovery*	393,000
Triton Fund, L.P.	4,584,000
12,912,000
Global Macro – 4.7%
(Cost $24,000,000)
Balestra Capital Partners, L.P.	13,838,000
Epoch Capital Partners, L.P.	7,486,000
21,324,000
Non-U.S. Equity Hedge – 11.4%
(Cost $44,142,000)
Pelham Long/Short Fund, L.P.	12,908,000
Riley Patterson Asian Opportunity Fund	10,270,000
TT Mid Cap Europe Long/Short Alpha Fund Limted	15,251,000
Zebedee Focus Fund Limited	13,319,000
51,748,000
Non-U.S. Multi-Strategy – 0.2%
(Cost $1,558,000)
Evolution Master Fund, L.P.*	947,000

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 87.3% – continued
Relative Value – 3.7%
(Cost $13,000,000)
North Pole Capital	$16,947,000
Sector Hedge – 16.5%
(Cost $65,800,000)
Artis 2X Institutional L.P.	9,949,000
Camber Capital Fund, L.P.	12,731,000
Expo Health Sciences Fund, L.P.	14,351,000
Gem Realty Securities, L.P.	13,667,000
Oceanic Hedge Fund	9,950,000
STG Capital Partners, QP L.P.	14,041,000
74,689,000
Short Bias – 1.6%
(Cost $8,126,000)
Dialectic Antithesis Partners, L.P.	7,316,000
Special Situations – 10.4%
(Cost $36,500,000)
JHL Capital Fund Group, LLC	12,673,000
Mak One Fund, L.P.	17,633,000
Senator Global Opportunity, L.P.	16,565,000
46,871,000
Statistical Arbitrage – 3.0%
(Cost $11,000,000)
BlueMatrix, L.P.	13,505,000
U.S. Equity Hedge – 5.3%
(Cost $20,055,000)
Bluefin Investors, L.P.	12,991,000
CCM Small Cap Value Fund, L.P.*	35,000
Harvest Small Cap Partners, L.P.	10,986,000
24,012,000
Total Sub-Funds
(Cost $348,778,000)	395,106,000

	NUMBER OF SHARES	VALUE (ROUNDED TO THOUSANDS)
CASH EQUIVALENT – 9.9%
Northern Institutional Funds – Diversified Assets Portfolio (1) (2)	44,767,000	$44,767,000
Total Cash Equivalent
(Cost $44,767,000)		44,767,000

TOTAL INVESTMENTS – 97.2%
(Cost $393,545,000)		$439,873,000
Other Assets less Liabilities – 2.8%		12,488,000
NET ASSETS – 100.0%		$452,361,000

(1) The Fund had approximately $44,767,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the nine months ended December 31, 2010.

QUARTERLY REPORT	1	NT ALPHA STRATEGIES FUND

SCHEDULE OF INVESTMENTS

NT ALPHA STRATEGIES FUND continued

(2) Investment in affiliated Portfolio. The Northern Trust Company of Connecticut is the investment adviser of the Fund. Northern Trust Investments, Inc. is an investment adviser to the Northern Institutional Funds – Diversified Assets Portfolio. The Northern Trust Company of Connecticut and Northern Trust Investments, Inc. are both indirect subsidiaries of Northern Trust Corporation.

* During the current period, a portion of the underlying investments’ value in these Sub-Funds was held in a side pocket arrangement. The Fund will not be able to redeem such value from any particular underlying investment until such amount is released from its respective side pocket arrangement. In the aggregate, approximately 0.4% of the Fund’s net assets are in side pocket arrangements. The Fund is not able to estimate the timing of receipt of such amounts.

Sub-Fund investments are non-income producing.

At December 31, 2010, the NT Alpha Strategies Fund’s investments as a percentage of total net assets were diversified as follows:

SECTOR WEIGHTINGS	PERCENTAGE
Asia Long/Short Equity	3.1%
Commodity Trading Advisor	8.4
Convertible Bond Arbitrage	3.3
Distressed	5.1
Emerging Markets	2.9
Equity Market Neutral	4.7
Event Driven	0.1
Fixed Income Arbitrage	2.9
Global Macro	4.7
Non-U.S. Equity Hedge	11.4
Non-U.S. Multi-Strategy	0.2
Relative Value	3.7
Sector Hedge	16.5
Short Bias	1.6
Special Situations	10.4
Statistical Arbitrage	3.0
U.S. Equity Hedge	5.3
Cash Equivalent and Other Assets less Liabilities	12.7
Total	100.0%

At December 31, 2010, the NT Alpha Strategies Fund’s Sub-Funds’ investments were domiciled as follows:

COUNTRIES	COST	VALUE
Cayman Islands – 12.3%	$45,642,000	$55,786,000
Isle of Man – 2.2%	10,000,000	9,950,000
United States – 72.8%	293,136,000	329,370,000
Total		$395,106,000

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices). Certain Sub-Funds that the Fund invests in have redemption restrictions that do not exceed 90 days and do not have gates in place. Cash Equivalent investments are valued at amortized cost, which approximates market value.

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following valuation technique on Level 3 investments: The Fund valued certain securities at the net asset value, which in turn is based on valuation data obtained from external valuation sources.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the NT Alpha Strategies Fund’s investments, which are carried at fair value, as of December 31, 2010.

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Sub-Funds
Asia Long/Short Equity	$-	$13,856	$-	$13,856
Commodity Trading Advisor	-	37,828	-	37,828
Convertible Bond Arbitrage	-	15,137	-	15,137
Distressed	-	-	23,215	23,215
Emerging Markets	-	12,832	45	12,877
Equity Market Neutral	-	21,378	-	21,378
Event Driven	-	-	544	544
Fixed Income Arbitrage	-	12,519	393	12,912
Global Macro	-	21,324	-	21,324
Non-U.S. Equity Hedge	-	38,840	12,908	51,748
Non-U.S. Multi-Strategy	-	-	947	947
Relative Value	-	16,947	-	16,947
Sector Hedge	-	74,689	-	74,689
Short Bias	-	7,316	-	7,316
Special Situations	-	34,198	12,673	46,871
Statistical Arbitrage	-	13,505	-	13,505
U.S. Equity Hedge	-	23,977	35	24,012
Cash Equivalent	-	44,767	-	44,767
Total	$-	$389,113	$50,760	$439,873

NT ALPHA STRATEGIES FUND	2	QUARTERLY REPORT

DECEMBER 31, 2010 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/10 (000S)	NET REALIZED GAIN(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)*	BALANCE AS OF 12/31/10 (000S)
Sub-Funds
Distressed	$14,094	$942	$(135)	$8,314	$—	$23,215
Emerging Markets	41	—	4	—	—	45
Equity Market
Neutral	12,264	—	569	—	(12,833)	—
Event Driven	2,385	68	178	(2,087)	—	544
Fixed Income
Arbitrage	443	—	(50)	—	—	393
Non-U.S. Equity
Hedge	—	—	1,408	11,500	—	12,908
Non-U.S.
Multi-Strategy	2,041	(311)	(13)	(770)	—	947
Special Situations	14,730	—	3,008	11,500	(16,565)	12,673
U.S. Equity Hedge	220	(10)	(18)	(157)	—	35
Total Investments	$46,218	$689	$4,951	$28,300	$(29,398)	$50,760

* The fair value of Net Transfers In and/or Out of Level 3 were measured using the fair value as of the beginning of the year for transfers in and the fair value as of the end of the year for transfers out in accordance with Accounting Standards Update 2009-12.

The amount of total unrealized gain on investments in Level 3 securities still held at December 31, 2010 was approximately $3,353,000.

QUARTERLY REPORT	3	NT ALPHA STRATEGIES FUND

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NT Alpha Strategies Fund

By:	/s/ Margret Duvall
Margret Duvall, President (Principal Executive Officer)

Date:	February 25, 2011

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Margret Duvall
Margret Duvall, President (Principal Executive Officer)
Date:	February 25, 2011

By:	/s/ Randal Rein
Randal Rein, Treasurer (Principal Financial and Accounting Officer)

Date:	February 25, 2011